Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 475,834
Expiring in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
Expiring in 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
Expiring in 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,038
Expiring In 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	6,432
Expiring in 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	4,946
Expiring in 2021 and Later [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	463,418
CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	366,271
CANADA | Expiring in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
CANADA | Expiring in 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
CANADA | Expiring in 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
CANADA | Expiring In 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
CANADA | Expiring in 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
CANADA | Expiring in 2021 and Later [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	366,271
ITALY
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	5,625
ITALY | Expiring in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
ITALY | Expiring in 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
ITALY | Expiring in 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
ITALY | Expiring In 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
ITALY | Expiring in 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
ITALY | Expiring in 2021 and Later [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	5,625
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	67,481
UNITED STATES | Expiring in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
UNITED STATES | Expiring In 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2021 and Later [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	67,481
SWEDEN
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	17,643
SWEDEN | Expiring in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
SWEDEN | Expiring In 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2021 and Later [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	17,643
Other Jurisdictions [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	18,814
Other Jurisdictions [Member] | Expiring in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring in 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring in 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,038
Other Jurisdictions [Member] | Expiring In 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	6,432
Other Jurisdictions [Member] | Expiring in 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	4,946
Other Jurisdictions [Member] | Expiring in 2021 and Later [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 6,398